Prepaid Expenses	12 Months Ended
Sep. 30, 2021
Prepaid And Other Assets Current Disclosure [Abstract]
Prepaid Expenses

 3. Prepaid Expenses

Prepaid expenses consist of the following:

	September 30, 2021	September 30, 2020
	US$	US$
Prepaid recruitment fees	159,883	762,367
Prepaid tuition fees to Miami University	550,613	534,791
Prepaid fees to Renda for Beijing office expenses	558,356	-
Prepaid fees to Dongbei University of Finance and Economics	181,829	220,621
Prepaid insurance	39,448	44,150
Other prepaid expenses	70,718	70,718
Total	1,560,847	1,632,647

Prepaid recruitment fees represent the prepaid student recruitment fees to agents who help the Company promote and recruit students to enroll in the English education programs offered by the Company. The prepaid expenses are deferred as they represent payments for future services to be rendered by our service agents and future economic benefits to the Company are anticipated.

Prepaid tuition fees represent the tuition fees that the Company prepaid to Miami University for services have yet to be provided by Miami University. The prepaid tuition fees will be recognized into costs of services when such fees are incurred based on semester terms in direct relation to Miami University’s conducting of the English language education services for us.

Prepaid fees to Renda for Beijing office expenses represent the fees that the Company prepaid to Beijing Renda Finance and Education Technology Co., Ltd (“Renda”) for services have yet to be provided by Renda. The prepaid tuition fees will be recognized into costs of services when such fees are incurred based on the actual costs incurred by Renda on behalf of the Company’s Beijing office.

Prepaid fees Dongbei University of Finance and Economics (“DUFE”) represent fees that the Company paid to DUFE, a university in China, for using DUFE’s facilities, including student dormitories, to host remote online English education programs and provide accommodation to students during their studies. Due to the impacts from the Covid-19 pandemic, a majority of the Company’s students were unable to travel to US to physically attend the in-class programs. Therefore, the Company entered into an agreement with DUFE to use DUFE’s facilities to continue its English education programs in China using online conferences with the Miami University.